CHANGES IN OPERATING ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2015
CHANGES IN OPERATING ASSETS AND LIABILITIES
CHANGES IN OPERATING ASSETS AND LIABILITIES

29.CHANGES IN OPERATING ASSETS AND LIABILITIES

Year ended December 31,	2015	2014
(millions of Canadian dollars)
Accounts receivable and other	684	(91)
Accounts receivable from affiliates	82	(176)
Inventory	(315)	(186)
Deferred amounts and other assets	364	(431)
Accounts payable and other	(1,454)	(829)
Accounts payable to affiliates	(26)	34
Interest payable	31	24
Other long-term liabilities	(52)	(66)
	(686)	(1,721)